Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:		From Continuing Operations
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income Attributable to the Company (in thousands)	Adjusted Pretax Income Attributable to the Company (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,709,493	$6,928,966	$2,480,012	$2,465,395	$150	$184	$119,055	$175,491
2021	5,766,899	11,692,450	1,991,571	2,971,502	163	160	99,662	132,371
2020	3,752,735	3,007,429	1,190,140	1,091,568	101	108	5,754	10,635

Named Executive Officers, Footnote [Text Block]	Reflects compensation amounts reported in the Summary Compensation Table for our CEO, Patrick E. Bowe, for the respective years shown.The following non-CEO named executive officers are included in the average figures shown:
◦2022: Brian A. Valentine, William E. Krueger, Christine M. Castellano and Joseph E. McNeely
◦2021: Brian A. Valentine, William E. Krueger, Christine M. Castellano and Joseph E. McNeely
◦2020: Brian A. Valentine, William E. Krueger, Christine M. Castellano, Joseph E. McNeely, Valerie M. Blanchett and Jeffrey C. Blair.

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the Peer Group Index disclosed in Item 5 of the Company's Annual Report on Form 10-K for the measurement periods ending on December 31 of 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 6,709,493	$ 5,766,899	$ 3,752,735
PEO Actually Paid Compensation Amount	$ 6,928,966	11,692,450	3,007,429
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation actually paid” to our CEO in 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation and Leadership Development Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.

PEO	2022	2021	2020
SCT Total Compensation	$6,709,493	$5,766,899	$3,752,735
Deduction for Amounts Reported under the Stock Awards and Option Awards columns of the SCT	(3,512,116)	(2,849,435)	(2,214,057)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	3,403,594	5,496,886	2,333,253
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	331,078	3,278,100	(864,502)
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(3,083)	—	—
Compensation Actually Paid	$6,928,966	$11,692,450	$3,007,429

Non-PEO NEO Average Total Compensation Amount	$ 2,480,012	1,991,571	1,190,140
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,465,395	2,971,502	1,091,568
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average “compensation actually paid” for our non-CEO NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation and Leadership Development Committee in regards to the non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.

Non-PEO NEOs	2022	2021	2020
SCT Total Compensation	$2,480,012	$1,991,571	$1,190,140
Deduction for Amounts Reported under the Stock Awards and Option Awards columns of the SCT	(617,012)	(450,717)	(321,067)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	581,148	825,760	314,288
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	21,550	602,952	(57,654)
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(303)	1,936	(34,139)
Compensation Actually Paid	$2,465,395	$2,971,502	$1,091,568

Total Shareholder Return Vs Peer Group [Text Block]	The following chart depicts the relationship between the Company’s TSR and the peer group TSR as set forth in the table above:
Tabular List [Table Text Block]

2022 Most Important Measures (Unranked)
Adjusted Pretax Income Attributable to the Company	Adjusted EPS
Return on Invested Capital (ROIC)	Relative TSR (rTSR)
Free Cash Flow (FCF)	Net Income Attributable to the Company

Total Shareholder Return Amount	$ 150	163	101
Peer Group Total Shareholder Return Amount	184	160	108
Net Income (Loss)	$ 119,055,000	$ 99,662,000	$ 5,754,000
Company Selected Measure Amount	175,491,000	132,371,000	10,635,000
PEO Name	Patrick E. Bowe
Additional 402(v) Disclosure [Text Block]	For the relevant fiscal year, represents the cumulative total shareholder return of The Andersons, Inc. for the measurement periods ending on December 31 of 2022, 2021 and 2020, respectively."Net Income Attributable to the Company" Reflects “Net income attributable to The Andersons Inc. common shareholders from continuing operations” in Note 19 of the Company's Annual Report on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pretax Income Attributable to the Company
Non-GAAP Measure Description [Text Block]	"Adjusted Pretax Income Attributable to the Company" is a non-GAAP measure that reflects "Income (loss) before income taxes attributable to the Company from continuing operations" from the Company's Consolidated Statements of Operations filed in Form 10-K, adjusted for certain expenses. For a reconciliation of this number to the nearest GAAP measure, see Appendix B.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow (FCF)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (rTSR)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net Income Attributable to the Company
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,512,116)	$ (2,849,435)	$ (2,214,057)
PEO [Member] | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,403,594	5,496,886	2,333,253
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	331,078	3,278,100	(864,502)
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,083)	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(617,012)	(450,717)	(321,067)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	581,148	825,760	314,288
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,550	602,952	(57,654)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (303)	$ 1,936	$ (34,139)